DEBT	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
DEBT

NOTE 8 – DEBT

The Company’s long-term and other debt as of December 31, 2018 and 2017 consisted of the following:

	As of December 31, 2018	As of December 31, 2017
Trilogy LLC 2022 Notes	$350,000	$350,000
New Zealand 2021 Senior Facilities Agreement	137,554	—
New Zealand 2019 Senior Facilities Agreement	—	136,859
Bolivian 2021 Syndicated Loan	15,022	20,655
Bolivian 2022 Bank Loan	7,000	7,000
Bolivian 2023 Bank Loan	4,000	—
Other	2,914	3,127

	516,490	517,641
Less: unamortized discount	(2,817)	(3,499)
Less: deferred financing costs	(6,848)	(6,890)

Total debt	506,825	507,252
Less: current portion of debt	(8,293)	(10,705)

Total long-term debt	$498,532	$496,547

As of December 31, 2018, the future maturities of long-term and other debt, excluding unamortized debt discounts and deferred financing costs, consisted of the following:

Years ending December 31,
2019	$8,293
2020	10,112
2021	144,105
2022	352,738
2023	935
Thereafter	307

Total	$516,490

Trilogy LLC 2022 Notes:

On May 2, 2017, Trilogy LLC closed a private offering of $350 million aggregate principal amount of its senior secured notes due 2022 (the “Trilogy LLC 2022 Notes”). The Trilogy LLC 2022 Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and to non-U.S. persons in offshore transactions in reliance on Regulation S under the Securities Act.

Trilogy LLC applied the proceeds of this offering together with cash on hand to redeem and discharge all of its then outstanding $450 million senior secured notes due 2019 (the “Trilogy LLC 2019 Notes”) and pay fees and expenses of $9.1 million related to the offering.

The refinancing of the Trilogy LLC 2019 Notes was analyzed and accounted for on a lender-by-lender basis under the syndicated debt model in accordance with the applicable accounting guidance for evaluating modifications, extinguishments and new issuances of debt. Accordingly, of the $9.1 million in fees and expenses related to the Trilogy LLC 2022 Notes offering, $4.8 million was recorded as a deferred financing cost and is included as a reduction within Long-term debt on the Consolidated Balance Sheet. The remaining $4.3 million of fees paid to third parties in connection with the refinancing was expensed in the second quarter of 2017. The unamortized balance of the deferred financing costs associated with the Trilogy LLC 2022 Notes is amortized to Interest expense using the effective interest method over the term of the Trilogy LLC 2022 Notes.

Additionally, as a result of the refinancing, $2.4 million of unamortized deferred financing costs and unamortized discount previously outstanding was expensed to Debt modification and extinguishment costs in the Consolidated Statements of Operations during the second quarter of 2017.

The Trilogy LLC 2022 Notes bear interest at a rate of 8.875% per annum and were issued at 99.506%. Interest on the Trilogy LLC 2022 Notes is payable semi-annually in arrears on May 1 and November 1. No principal payments are due until maturity on May 1, 2022.

Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days’ and not more than 60 days’ prior notice as follows:

•	Prior to May 1, 2019, at 100%, plus a “make whole” premium

•	On or after May 1, 2019 but prior to May 1, 2020, at 104.438%

•	On or after May 1, 2020 but prior to May 1, 2021, at 102.219%

•	On or after May 1, 2021, at 100%

On or prior to May 1, 2019, Trilogy LLC may redeem up to 35% of the principal amount of the Trilogy LLC 2022 Notes at 108.875% plus accrued and unpaid interest on the notes being redeemed with the net cash proceeds of a public equity offering, provided that at least 65% of the original principal amount of the Trilogy LLC 2022 Notes remains outstanding immediately after the redemption.

The Trilogy LLC 2022 Notes are guaranteed by certain of Trilogy LLC’s domestic subsidiaries and are secured by a first-priority lien on the equity interests of such guarantors and a pledge of any intercompany indebtedness owed to Trilogy LLC or any such guarantor by 2degrees or any of 2degrees’ subsidiaries and certain third party indebtedness owed to Trilogy LLC by any minority shareholder in 2degrees. As of the issue date of the Trilogy LLC 2022 Notes and as of December 31, 2018, there was no such indebtedness outstanding.

New Zealand 2021 Senior Facilities Agreement:

In July 2018, 2degrees completed a bank loan syndication in which ING Bank N.V. (“ING”) acted as the lead arranger and underwriter. This debt facility (the “New Zealand 2021 Senior Facilities Agreement”) has a total available commitment of $250 million NZD ($167.8 million based on the exchange rate at December 31, 2018).

Separate facilities are provided under this agreement to (i) repay the then outstanding balance of the prior $200 million NZD senior facilities agreement (the “New Zealand 2019 Senior Facilities Agreement”) and pay fees and expenses associated with the refinancing ($195 million NZD), (ii) provide funds for further investments in 2degrees’ business ($35 million NZD), and (iii) fund 2degrees’ working capital requirements ($20 million NZD). As of December 31, 2018, the $195 million NZD facility ($130.9 million based on the exchange rate at December 31, 2018) was fully drawn and $10 million NZD ($6.7 million based on the exchange rate at December 31, 2018) was drawn on the facility for further investments. As of December 31, 2018, no amount was drawn on the working capital facility. The borrowings and repayments under these facilities, including the recurring activity relating to working capital, are included separately as Proceeds from debt and Payments of debt within Net cash provided by financing activities in the Consolidated Statements of Cash Flows.

The New Zealand 2021 Senior Facilities Agreement also provides for an uncommitted $35 million NZD accordion facility which, after commitments are obtained, can be utilized in the future to fund capital expenditures. The New Zealand 2021 Senior Facilities Agreement matures on July 31, 2021.

The outstanding debt drawn under the New Zealand 2021 Senior Facilities Agreement accrues interest quarterly at the New Zealand Bank Bill Reference Rate (“BKBM”) plus a margin ranging from 2.40% to 3.80% (the “Margin”) depending upon 2degrees’ net leverage ratio at that time. The weighted average interest rate on the outstanding balance of all drawn facilities was 5.23% as of December 31, 2018.

Additionally, a commitment fee at the rate of 40% of the applicable Margin is payable quarterly on all undrawn and available commitments. As of December 31, 2018, the commitment fee rate was 1.32%.

Distributions from 2degrees are subject to free cash flow tests under the New Zealand 2021 Senior Facilities Agreement, calculated at half year and full year intervals. There is no requirement to make prepayments of principal from 2degrees’ free cash flow. The outstanding debt may be prepaid without penalty at any time. Once a year, beginning in 2019, at least six months apart, 2degrees must reduce the outstanding balance of the working capital facility to zero for a period of not less than five consecutive business days.

The New Zealand 2021 Senior Facilities Agreement contains certain financial covenants requiring 2degrees to:

•	maintain a total interest coverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not less than 3.0;

•

maintain a net leverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not greater than 3.0 from closing to June 30, 2019, not greater than 2.75 from July 1, 2019 to June 30, 2020; and 2.50 thereafter; and

•	not exceed 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2021 Senior Facilities Agreement) in any financial year.

The New Zealand 2021 Senior Facilities Agreement also contains other customary representations, warranties, covenants and events of default and is secured (in favor of an independent security trustee) by substantially all of the assets of 2degrees.

The refinancing of the New Zealand 2019 Senior Facilities Agreement was analyzed and accounted for on a lender-by-lender basis under the syndicated debt model in accordance with the applicable accounting guidance for evaluating modifications, extinguishments and new issuances of debt. Accordingly, of the $8.4 million NZD ($5.7 million based on the average exchange rate in the month of payment) in fees and expenses related to the New Zealand 2021 Senior Facilities Agreement, $2.8 million NZD ($2.1 million based on the average exchange rate in the month of payment) was recorded as a deferred financing cost and is included as a reduction within Long-term debt on the Consolidated Balance Sheet as of December 31, 2018. The remaining $5.6 million NZD ($3.7 million based on the average exchange rate in the month of payment) of fees paid to lenders and third parties in connection with the refinancing was recorded as Debt modification and extinguishment costs in the Consolidated Statements of Operations and Comprehensive Loss during the third quarter of 2018. The unamortized balance of the deferred financing costs associated with the New Zealand 2021 Senior Facilities Agreement is amortized to Interest expense using the effective interest method over the term of the New Zealand 2021 Senior Facilities Agreement.

Additionally, as a result of the refinancing, $0.7 million NZD ($0.5 million based on the average exchange rate in the month of refinancing) of unamortized deferred financing costs previously outstanding was expensed to Debt modification and extinguishment costs in the Consolidated Statements of Operations and Comprehensive Loss during the third quarter of 2018.

New Zealand 2019 Senior Facilities Agreement:

In August 2015, 2degrees entered into the New Zealand 2019 Senior Facilities Agreement with the Bank of New Zealand (“BNZ”) and certain additional financial institutions (together with BNZ, the “Banks”) that had a total available commitment of $200 million NZD ($134.2 million based on the exchange rate at December 31, 2018). The debt under the New Zealand 2019 Senior Facilities Agreement bore interest payable quarterly at a rate ranging from 1.15% to 2.05% (depending upon 2degrees’ senior leverage ratio at that time) plus the BKBM. Additionally, a line fee of between 0.75% and 1.35% (depending upon 2degrees’ senior leverage ratio at that time) calculated on the total committed financing under the New Zealand 2019 Senior Facilities Agreement (both drawn and undrawn) was also payable quarterly. The New Zealand 2019 Senior Facilities Agreement original maturity date was June 30, 2018. In July 2017, 2degrees entered into an agreement with the Banks to extend the term of the facility from June 30, 2018 to January 5, 2019. The extension of the maturity date of the New Zealand 2019 Senior Facilities Agreement was accounted for as a modification in accordance with the applicable accounting guidance. The total fees paid in connection with the modification were not significant and were expensed during the third quarter of 2017.

As mentioned above, in July 2018, 2degrees entered into the New Zealand 2021 Senior Facilities Agreement and used the proceeds of that facility to repay the outstanding balance of the New Zealand 2019 Senior Facilities Agreement.

Bolivian 2021 Syndicated Loan:

In April 2016, NuevaTel entered into a $25 million debt facility (the “Bolivian 2021 Syndicated Loan”) with a consortium of Bolivian banks. The net proceeds were used to fully repay the then outstanding balance of a previously outstanding loan agreement and the remaining proceeds were used for capital expenditures. The Bolivian 2021 Syndicated Loan is required to be repaid in quarterly installments which commenced in 2016 and will end in 2021, with 10% of the principal amount to be repaid during each of the first two years of the Bolivian 2021 Syndicated Loan and 26.67% of the principal amount to be repaid during each of the final three years. Interest on the Bolivian 2021 Syndicated Loan currently accrues at a variable rate of 5.5% plus the rate established by the Central Bank in Bolivia (“Tasa de Referencia”) and is payable on a quarterly basis. At December 31, 2018, the interest rate was 7.92%. The outstanding balance of the current and long-term portion of the Bolivian 2021 Syndicated Loan was $5.0 million and $10.0 million, respectively, as of December 31, 2018.

The Bolivian 2021 Syndicated Loan agreement contains certain financial covenants requiring NuevaTel to maintain:

•	an indebtedness ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not greater than 2.15;

•	a debt coverage ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 1.25;

•	a current ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 0.65; and

•	a structural debt ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not higher than 3.0.

Three switches are specifically pledged as collateral to secure the Bolivian 2021 Syndicated Loan with a general pledge against the remainder of NuevaTel’s assets in an event of default.

Bolivian 2022 Bank Loan:

In December 2017, NuevaTel entered into a $7.0 million debt facility (the “Bolivian 2022 Bank Loan”) with Banco BISA S.A., a Bolivian bank and a lender in the Bolivian 2021 Syndicated Loan, to fund capital expenditures. The Bolivian 2022 Bank Loan is required to be repaid in quarterly installments commencing in 2019 through 2022, with 25% of the principal amount to be repaid each year. Interest on the Bolivian 2022 Bank Loan accrues at a fixed rate of 6.0% and is payable quarterly. The outstanding balance of the current and long-term portion of the Bolivian 2022 Bank Loan was $1.7 million and $5.3 million, respectively, as of December 31, 2018.

The Bolivian 2022 Bank Loan agreement contains no financial covenants and is unsecured.

Bolivian 2023 Bank Loan:

In December 2018, NuevaTel entered into an $8.0 million debt facility (the “Bolivian 2023 Bank Loan”) with Banco Nacional de Bolivia S.A., a Bolivian bank and a lender in the Bolivian 2021 Syndicated Loan, to fund capital expenditures. NuevaTel drew down the $8.0 million debt facility in two $4.0 million advances that occurred in December 2018 and January 2019. The Bolivian 2023 Bank Loan is required to be repaid in quarterly installments commencing in September 2019 through 2023, with 11% of the principal amount to be repaid during the first year and 22.25% of the principal amount to be repaid during each of the final four years. Interest on the Bolivian 2023 Bank Loan accrues at a fixed rate of 7.0% for the first 24 months and thereafter at a variable rate of 5.0% plus Tasa de Referencia and is payable quarterly. The outstanding balance of the current and long-term portion of the Bolivian 2023 Bank Loan was $0.4 million and $3.6 million, respectively, as of December 31, 2018.

The Bolivian 2023 Bank Loan agreement contains no financial covenants and is unsecured.

Interest Cost Incurred:

Consolidated interest cost incurred and expensed, prior to capitalization of interest, was $47.1 million, $60.8 million and $70.7 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2018	2017	2016
Interest paid, net of capitalized interest	$43,650	$61,598	$73,067

Deferred Financing Costs:

Deferred financing costs represent incremental direct costs of debt financing and are included in Long-term debt. As of December 31, 2018 and 2017, the balances were $6.8 million and $6.9 million, respectively. These costs are amortized using the effective interest method over the term of the related credit facilities. Amortization of deferred financing costs is included in interest expense and totaled $2.5 million, $2.6 million and $3.3 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Covenants:

As of December 31, 2018, the Company was in compliance with all of its debt covenants.